Form N-1A Cover	May 01, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Janus Detroit Street Trust
Entity Central Index Key	0001500604
Entity Investment Company Type	N-1A
Document Period End Date	May 01, 2026
Prospectus Date	Feb. 27, 2026